Statement of Additional Information Supplement dated June 29, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, P, R, S, Y, Investor, Institutional Class and Invesco Cash Reserve shares, as applicable, of the Funds listed below:
Invesco Capital Development Fund
Invesco Charter Fund
Invesco Constellation Fund
Invesco Disciplined Equity Fund
Invesco Diversified Dividend Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco Summit Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Large Cap Basic Value Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of October 31, 2009 (except as noted):

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Large Cap Basic Value Fund
Devin Armstrong[2]	None	15	$16,200.0	1	$286.1	5,085	$678.9
Kevin Holt[2]	None	15	$16,200.0	1	$286.1	5,085	$678.9
Jason Leder[2]	None	15	$16,200.0	1	$286.1	5,085	$678.9
Matthew Seinsheimer	$50,001-$100,000	4	$2,406.8	None	None	303 [3]	$66.8	[3]
James Warwick[2]	None	15	$16,200.0	1	$286.1	5,085	$678.9

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Armstrong, Holt, Leder and Warwick began serving as portfolio manager of Invesco Large Cap Basic Value Fund on June 25, 2010. Information for Messrs. Armstrong, Holt, Leder and Warwick has been provided as of March 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Large Cap Growth Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

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		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Large Cap Growth Fund
Ido Cohen[2]	None	None	None	None	None	None	None
Erik Voss[2]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Cohen and Voss began serving as portfolio manager of Invesco Large Cap Growth Fund on June 25, 2010.”

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